Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Class A Shares To Be Issued [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	$ 5,833,583		$ (34,769,183)	$ (6,573,564)
Balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					556,276			556,276
Warrants issued for services					86,709			86,709
Imputed interest - related party					82,851			82,851
Net loss							(8,045,803)	(8,045,803)
Convertible debt conversion into common stock		$ 4,461,931						4,461,931
Convertible debt conversion into common stock, shares		64,671,915
Warrant discount					3,670,000			3,670,000
Common stock issued for services		$ 242,100						242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)			(42,707)
Exercise of warrants in exchange for stock		$ 558,865			(292,533)			266,332
Exercise of warrants in exchange for stock, shares		5,296,250
Contributed capital - related party
Balance at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179		(42,814,986)	(5,295,875)
Balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					152,982			152,982
Warrants issued for services					23,787			23,787
Imputed interest - related party					60,472			60,472
Net loss							(2,895,167)	(2,895,167)
Convertible debt conversion into common stock		$ 2,802,835						2,802,835
Convertible debt conversion into common stock, shares		51,629,669
Exercise of warrants in exchange for cash		$ 739,864						739,864
Exercise of warrants in exchange for cash, shares		11,097,959
Warrant discount					625,003			625,003
Balance at Sep. 30, 2022	$ 5,217,800	$ 25,927,831		$ 22,000	10,756,423		(45,710,153)	(3,786,099)
Balance, shares at Sep. 30, 2022	2	990,105,794		1,122,311
Balance at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179		(42,814,986)	(5,295,875)
Balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					202,895			202,895
Warrants issued for services					31,803			31,803
Imputed interest - related party					80,849			80,849
Net loss							(3,842,014)	(3,842,014)
Exercise of warrants in exchange for cash		$ 739,864						739,864
Exercise of warrants in exchange for cash, shares		11,097,959
Warrant discount					625,003			625,003
Convertible debt and accrued interest conversion into common stock		$ 3,935,615						3,935,615
Convertible debt and accrued interest conversion into common stock, shares		92,463,883
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729		(46,657,000)	(3,521,860)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Balance at Jun. 30, 2022	$ 5,217,800	$ 25,207,078		$ 22,000	10,678,115		(44,899,797)	(3,774,804)
Balance, shares at Jun. 30, 2022	2	974,412,737		1,122,311
Warrants issued for services - related parties					49,913			49,913
Warrants issued for services					8,016			8,016
Imputed interest - related party					20,379			20,379
Net loss							(810,356)	(810,356)
Convertible debt conversion into common stock		$ 720,753						720,753
Convertible debt conversion into common stock, shares		15,693,057
Balance at Sep. 30, 2022	$ 5,217,800	$ 25,927,831		$ 22,000	10,756,423		(45,710,153)	(3,786,099)
Balance, shares at Sep. 30, 2022	2	990,105,794		1,122,311
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729		(46,657,000)	(3,521,860)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services - related parties					148,110			148,110
Warrants issued for services					19,891			19,891
Imputed interest - related party					60,472			60,472
Other comprehensive income
Net loss							(1,705,146)	(1,705,146)
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Balance at Sep. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,963,202		(48,362,146)	(4,998,533)
Balance, shares at Sep. 30, 2023	2	1,033,374,219		1,122,311
Balance at Jun. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,888,790	13,021	(47,812,873)	(4,510,651)
Balance, shares at Jun. 30, 2023	2	1,033,374,219		1,122,311
Warrants issued for services - related parties					49,913			49,913
Warrants issued for services					4,120			4,120
Imputed interest - related party					20,379			20,379
Other comprehensive income						(13,021)		(13,021)
Net loss							(549,273)	(549,273)
Balance at Sep. 30, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	$ 10,963,202		$ (48,362,146)	$ (4,998,533)
Balance, shares at Sep. 30, 2023	2	1,033,374,219		1,122,311